Share-based payments - Schedule of Number and Weighted Average Exercise Prices and Movements in the Share Incentive Plan (Details) - Newlink Share Incentive Plan [Member]		12 Months Ended
		Dec. 31, 2024 $ / shares		Dec. 31, 2023 $ / shares
Share-based payments - Schedule of Number and Weighted Average Exercise Prices and Movements in the Share Incentive Plan (Details) [Line Items]
Number of options, Beginning balance		3,248,246		3,856,621
Weighted average exercise prices, Beginning balance		$ 0	[1]	$ 0.08
Number of options, Granted		0		103,610
Weighted average exercise prices, Granted				$ 0	[1]
Number of options, Forfeited		(415,407)		(711,985)
Weighted average exercise prices, Forfeited		$ 0.2		$ 0.42
Number of options, Exercised		0		0
Weighted average exercise prices, Exercised		$ 0		$ 0
Number of options, Ending balance		2,832,839		3,248,246
Weighted average exercise prices, Ending balance	[1]	$ 0		$ 0
Number of options, Exercisable		2,742,781		2,426,789
Weighted average exercise prices, Exercisable	[1]	$ 0		$ 0

[1]	Representing amount less than US$0.01.